Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 16 Fair Value Measurements

The following tables present fair value information as of June 30, 2026, and December 31, 2025. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

June 30, 2026	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
ADI Funding Convertible Note	$257,242	$—	$—	$257,242
ClearThink Convertible Note	$250,000	$—	$—	$250,000
Vanquish Funding Convertible Note	$250,000	$—	$—	$250,000
Common stock issuance obligation	$5,918	$5,918	$—	$—
SEPA liability	$145,174	$—	$—	$145,174

December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$351,307	$—	$—	$351,307
Common stock issuance obligation	$18,941	$18,941	$—	$—
May 2025 Convertible Note	$361,821	$—	$—	$361,821

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of June 30, 2026 and December 31, 2025, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between December 31, 2025, and June 30, 2026, was recognized in the statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy on June 30, 2026 and December 31, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows on June 30, 2026, and on December 31, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	0.00%	3.53%
Expected term (years)	-	0.50
Volatility	0.00%	95.22%
Stock price	$-	$29.60

Common Stock Issuance Obligation

The Company established the initial fair value for the common stock issuance obligation to certain employees of the historical iDoc entity as of June 24, 2024, the date the Business Combination closed. As of June 30, 2026, and December 31, 2025, the fair value was remeasured. As the obligation is to issue shares of the Company’s common stock, the Company estimated the fair value of the obligation based on the shares of common stock expected to be issued and the closing price of the Company’s common stock on the date of the fair value measurement. As the key inputs into this fair value estimate are observable, the Company classified the common stock issuance obligation within Level 1 of the fair value hierarchy as of June 30, 2026, and December 31, 2025. The change in fair value between December 31, 2025, and June 30, 2026, was recognized as compensation expense within cost of revenues in the condensed consolidated statements of operations.

May 2025 Convertible Note

The Company established the initial fair value for the May 2025 Convertible Note as of May 30, 2025, which was the date the May 2025 Convertible was funded. As of June 30, 2026 and December 31, 2025, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the May 2025 Convertible Note for the initial periods and subsequent measurement periods. The change in fair value between December 31, 2025, and June 30, 2026, was recognized in the statement of operations under change in fair value of financial instruments.

The May 2025 Convertible Note was classified within Level 3 of the fair value hierarchy as of June 30, 2026, and December 31, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the May 2025 Convertible Note were as follows on June 30, 2026 and on December 30, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	0.00%	3.67%
Expected term (years)	-	0.08
Volatility	0.00%	46.18%
Stock price	$-	$30.40

ADI Funding Convertible Note

The Company established the initial fair value for the ADI Funding Convertible Note as of June 8, 2026, which was the date the ADI Funding Convertible Note was funded. As of June 30, 2026, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the ADI Funding Convertible Note for the initial periods and subsequent measurement periods. The change in fair value between June 8, 2026, and June 30, 2026, was recognized in the statement of operations under change in fair value of financial instruments.

The ADI Funding Convertible Note was classified within Level 3 of the fair value hierarchy as of June 30, 2026, due to the use of unobservable inputs. The key inputs into the MCM model for the ADI Funding Convertible Note were as follows on June 30, 2026, and on December 31, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.44	-
Volatility	90.15%	0.00%
Stock price	$9.60	$-

ClearThink Convertible Note

The Company established the initial fair value for the ClearThink Convertible Note as of June 22, 2026, which was the date the ClearThink Convertible Note was funded. As of June 30, 2026, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the ClearThink Convertible Note for the initial periods and subsequent measurement periods.

The ClearThink Convertible Note was classified within Level 3 of the fair value hierarchy as of June 30, 2026, due to the use of unobservable inputs. The key inputs into the MCM model for the ClearThink Convertible Note were as follows on June 30, 2026, and on December 31, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.98	-
Volatility	82.64%	0.00%
Stock price	$9.60	$-

Vanquish Funding Convertible Note

The Company established the initial fair value for the Vanquish Funding Convertible Note as of June 18, 2026, which was the date the Vanquish Funding Convertible Note was funded. As of June 30, 2026, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the Vanquish funding Convertible Note for the initial periods and subsequent measurement periods.

The Vanquish funding Convertible Note was classified within Level 3 of the fair value hierarchy as of June 30, 2026, due to the use of unobservable inputs. The key inputs into the MCM model for the Vanquish funding Convertible Note were as follows on June 30, 2026, and on December 31, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	3.90%	0.00%
Expected term (years)	0.98	-
Volatility	82.64%	0.00%
Stock price	$9.60	$-

SEPA liability

The Company established the initial fair value for the SEPA liability as of June 18, 2026, which was the date the agreement was entered. As of June 30, 2026, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the SEPA liability for the initial periods and subsequent measurement periods.

The SEPA liability was classified within Level 3 of the fair value hierarchy as of June 30, 2026, due to the use of unobservable inputs. The key inputs into the MCM model for the SEPA liability were as follows on June 30, 2026, and on December 31, 2025:

	June 30, 2026	December 31, 2025
Risk-free interest rate	4.07%	0.00%
Expected term (years)	2.93	-
Volatility	96.15%	0.00%
Stock price	$9.60	$-

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2025, through June 30, 2026, is summarized as follows:

	Quantum Convertible Note	May 2025 Convertible Note	ADI Funding Convertible Note	ClearThink Convertible Note	Vanquish Funding Convertible Note	SEPA Liability	Total
Fair value as of December 31, 2025	$351,307	$361,821	$—	$—	$—	$—	$713,128
Initial fair value at issuance	—	—	250,000	250,000	250,000	145,174	895,174
Conversion	(521,721)	(299,348)	—	—	—	—	(821,069)
Interest accrued	11,243	—	—	—	—	—	11,243
Change in fair value	159,171	(62,473)	7,242	—	—	—	103,940
Fair value as of June 30, 2026	$—	$—	$257,242	$250,000	$250,000	$145,174	$902,416

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2024, through June 30, 2025, is summarized as follows:

	Quantum			September	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	238,020	342,996	581,016
Change in fair value	332,612	986,636	(20,157)	824,875	(43,229)	—	2,080,737
Fair value as of June 30, 2025	$3,580,612	$2,485,636	$59,843	$2,918,875	$194,791	$342,996	$9,582,753

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the six months ended June 30, 2026, and June 30, 2025.

Note 15 Fair Value Measurements

The following tables present fair value information as of December 31, 2025, and December 31, 2024. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

December 31, 2025	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Quantum Convertible Note, related party	$351,307	$—	$—	$351,307
Common stock issuance obligation	$18,941	$18,941	$—	$—
May 2025 Convertible Note	$361,821	$—	$—	$361,821

December 31, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Exchange Note	$1,499,000	$—	$—	$1,499,000
Equity line of credit	$80,000	$—	$—	$80,000
Quantum Convertible Note, related party	$3,248,000	$—	$—	$3,248,000
September 2024 Convertible Note	$2,094,000	$—	$—	$2,094,000
Common stock issuance obligation	$69,621	$69,621	$—	$—

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of December 31, 2025, and December 31, 2024, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between December 31, 2024, and December 31, 2025, was recognized in the statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at December 31, 2025, and December 31, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at December 31, 2025, and at December 31, 2024:

	December 31, 2025	December 31, 2024
Risk-free interest rate	3.53%	4.20%
Expected term (years)	0.50	1.50
Volatility	95.22%	138.00%
Stock price	$29.60	$108.80
Debt discount rate*	—%	9.30%

*	These assumptions are not used for valuation of Quantum Convertible Note as of December 31, 2025.

Extension Note - Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of June 24, 2024, the date the Business combination closed. The Extension Note and the Extension Note Bifurcated Derivative were settled on June 30, 2024. The Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension Note Bifurcated Derivative for the initial measurement.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at June 24, 2024:

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	<0.1

Additional Bridge Notes

The Company established the initial fair value for the Additional Bridge Notes as of June 24, 2024, the date the Business Combination closed. The Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods as well as just prior to the conversion transactions during the year ended December 31, 2024, which occurred on August 2, 2024 and November 26, 2024, respectively. The change in fair value between initial measurement and the final conversion and settlement of the Additional Bridge Notes was recognized in the consolidated statement of operations under change in fair value of financial instruments.

The Additional Bridge Notes were classified within Level 3 of the fair value hierarchy at September 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Notes were as follows at November 26, 2024. August 2, 2024, and June 24, 2024:

	November 26, 2024	August 2, 2024	June 24, 2024
Risk-free interest rate	4.33%	4.35%	5.42%
Expected term (years)	0.66	0.98	0.91
Volatility	173.00%	103.00%	110.00%
Stock price	$162.40	$340.00	$968.80
Debt discount rate	36.40%	40.60%	41.12%

Exchange Note

The Company established the initial fair value for the Exchange Note as of June 24, 2024, the date the Business combination closed. As of December 31, 2024, the fair value was remeasured. The Company uses the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods up to December 31, 2024. The change in fair value was recognized in the statement of operations under change in fair value of financial instruments.

During the year ended December 31, 2025, the Exchange Note was fully converted in accordance with its contractual terms. As a result, the Exchange Note was not subject to fair value remeasurement at December 31, 2025.

The Exchange Note was classified within Level 3 of the fair value hierarchy at December 31, 2024, due to the use of unobservable inputs. The key inputs into the valuation models for the Exchange Note were as follows at December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.08%
Expected term (years)	—	0.98
Volatility	—%	156.00%
Stock price	$—	$108.80
Debt discount rate	—%	42.50%

ELOC/Purchase Agreement

The Company established the initial fair value for the ELOC Agreement as of June 24, 2024, the date the Business combination closed. As of December 31, 2024, the fair value was remeasured. As such, the Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC Agreement for the initial periods and subsequent measurement periods. The change in fair value was recognized in the consolidated statement of operations under change in fair value of financial instruments.

During the year ended December 31, 2025, the ELOC Agreement was terminated and is no longer outstanding. As a result, the ELOC Agreement was not subject to fair value remeasurement as at December 31, 2025.

The ELOC Agreement was classified within Level 3 of the fair value hierarchy at December 31, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC Agreement were as follows at December 31, 2025, and at December 31, 2024:

	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.26%
Expected term (years)	—	2.51
Volatility	—%	124.00%
Stock price	$—	$108.80

September 2024 Convertible Note

The Company established the initial fair value for the September 2024 Convertible Note as of September 30, 2024, which was the date the note was funded. As of December 31, 2024, the fair value was remeasured. For December 31, 2024, the Company used a probability-weighted scenario model that accounts for three scenarios, (a) repayment in accordance with terms of the note through maturity, (b) the occurrence of a change in control, and (c) the occurrence of event of default. Under the repayment at maturity scenario, the Company considers the potential settlement value of the September 2024 Convertible Note based on the defined repayment schedule. On each repayment date, the analysis considers whether the holder would exercise its conversion option in relation to the principal to be repaid, in the event that the value obtained upon conversion would exceed the value of the cash payable per the repayment schedule. Under a default scenario, the Company estimates that the lender would recover approximately 44% of the principal outstanding. Due to the arm’s-length nature of the transaction, the note is calibrated at issuance using a discount percentage, such that the value of the note is equal to the proceeds received from the investor, and the additional instruments issued (warrants and shares of common stock) were considered equity sweeteners).

The change in fair value was recognized in the consolidated statements of operations under change in fair value of financial instruments.

The September 2024 Convertible Note was classified within Level 3 of the fair value hierarchy at December 31, 2024, due to the use of unobservable inputs. The key inputs into the valuation models for the September 2024 Convertible Note were as follows at December 31, 2025, and December 31, 2024:

	December 31, 2025	December 31, 2024
Risk-free interest rate	—%	4.27%
Expected term (years)	—	4.75
Volatility	—%	113.00%
Stock price	$—	$108.80
Market discount rate	—%	8.22%

Common Stock Issuance Obligation

The Company established the initial fair value for the common stock issuance obligation to certain employees of the historical iDoc entity as of June 24, 2024, the date the Business Combination closed. As of December 31, 2025, and December 31, 2024, the fair value was remeasured. As the obligation is to issue shares of the Company’s common stock, the Company estimated the fair value of the obligation based on the shares of common stock expected to be issued and the closing price of the Company’s common stock on the date of the fair value measurement. As the key inputs into this fair value estimate are observable, the Company classified the common stock issuance obligation within Level 1 of the fair value hierarchy as of December 31, 2025, and December 31, 2024. The change in fair value between December 31, 2024, and December 31, 2025, was recognized as compensation expense within cost of revenues in the consolidated statement of operations.

March 2025 Convertible Note

The Company established the initial fair value for the March 2025 Convertible Note as of March 20, 2025, which was the date the March 2025 Convertible was funded. As such, the Company used the MCM that fair values the debt. The MCM was used to value the March 2025 Convertible Note for the initial periods and subsequent measurement periods. The change in fair value between was recognized in the consolidated statement of operations under change in fair value of financial instruments.

During the year ended December 31, 2025, the March 2025 Convertible Note was fully converted in accordance with its contractual terms. As a result, the March 2025 Convertible Note was not subject to fair value remeasurement at December 31, 2025.

The March 2025 Convertible Note was classified within Level 3 of the fair value hierarchy as of March 20, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the March 2025 Convertible Note were as follows at December 31, 2025, and at March 20, 2025:

	December 31, 2025	March 20, 2025
Risk-free interest rate	—%	4.06%
Expected term (years)	—	0.72
Volatility	—%	115.61%
Stock price	$—	$96.00

May 2025 Convertible Note

The Company established the initial fair value for the May 2025 Convertible Note as of May 30, 2025, which was the date the May 2025 Convertible was funded. As of December 31, 2025, the fair value was remeasured. As such, the Company used the MCM that fair values the debt. The MCM was used to value the May 2025 Convertible Note for the initial periods and subsequent measurement periods.

The May 2025 Convertible Note was classified within Level 3 of the fair value hierarchy as of May 30, 2025, and December 31, 2025, due to the use of unobservable inputs. The key inputs into the MCM model for the March 2025 Convertible Note were as follows at December 31, 2025, and at May 30, 2025:

	December 31, 2025	May 30, 2025
Risk-free interest rate	3.67%	4.27%
Expected term (years)	0.08	0.34
Volatility	46.18%	102.79%
Stock price	$30.40	$99.20

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2023, through December 31, 2024 is summarized as follows:

	Extension Note Bifurcated Derivative	Exchange Note	Quantum Convertible Note	Additional Bridge Notes	ELOC	ELOC Commitment Fee Note	September 2024 Convertible Note	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	—	—	7,350,083
Initial fair value at issuance	—	—	4,618,234	—	—	595,000	2,000,000	7,213,234
Settlement of Extension Note	(33,000)	—	—	—	—	—	—	(33,000)
Repayment on Notes	—	(61,429)	—	(52,680)	—	—	(38,889)	(152,998)
(Gain) Loss due to extinguishment of debt	—	—	—	—	—	(5,000)	—	(5,000)
Shares issued upon conversions of portion of notes	—	(1,067,740)	—	(140,417)	—	(79,500)	—	(1,287,657)
(Gain) Loss on change in fair value	—	(3,527,756)	(1,370,234)	(273,549)	(614,512)	(510,500)	132,889	(6,163,662)
Fair value as of December 31, 2024	$—	$1,499,000	$3,248,000	$—	$80,000	$—	$2,094,000	$6,921,000

The change in the fair value of the Level 3 financial liabilities for the period from December 31, 2024, through December 31, 2025, is summarized as follows:

	Quantum			September 2024	March 2025	May 2025
	Convertible Note	Exchange Note	ELOC	Convertible Note	Convertible Note	Convertible Note	Total
Fair value as of December 31, 2024	$3,248,000	$1,499,000	$80,000	$2,094,000	$—	$—	$6,921,000
Initial fair value at issuance	—	—	—	—	108,696	216,871	325,567
Conversion	(4,936,550)	(1,739,840)	—	(3,732,827)	(303,053)	—	(10,712,270)
Additions to principal	380,000	—	—	—	—	62,500	442,500
Interest accrued	1,197,203	222,189	—	629,592	23,350	17,341	2,089,675
Issuance discount	—	—	—	—	(8,696)	—	(8,696)
Repayment on notes	—	—	—	(77,778)	—	—	(77,778)
Write-off	—	—	(80,000)	—	—	—	(80,000)
Gain on change in fair value / extinguishment of debt	462,654	18,651	—	1,087,013	179,703	65,109	1,813,130
Fair value as of December 31, 2025	$351,307	$—	$—	$—	$—	$361,821	$713,128

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the years ended December 31, 2025, and December 31, 2024.